J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Growth Long/Short Fund

JPMorgan Multi-Cap Long/Short Fund

(all Share Classes)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively the “Funds”)

Supplement dated March 13, 2014 to the Prospectuses dated February 28, 2014

The portfolio manager information for each Fund in the sections titled “Management” in each Fund’s “Risk/Return Summary” and “The Fund’s Management and Administration — The Portfolio Managers” is deleted in its entirety and replaced by the following:

JPMorgan Growth Long/Short Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Greg Luttrell	2010	Managing Director

The Portfolio Managers

JPMorgan Growth Long/Short Fund

The portfolio management team is led by Greg Luttrell, Managing Director of JPMIM. Mr. Luttrell joined the adviser in September 2007 after having worked as a portfolio manager at Teachers Advisors, Inc., a subsidiary of Teachers Insurance and Annuity Association (TIAA), since 2001.

JPMorgan Multi-Cap Long/Short Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Matthew Cohen	2010	Executive Director

The Portfolio Managers

JPMorgan Multi-Cap Long/Short Fund

The portfolio management team is led by Matthew Cohen, Executive Director of JPMIM. Mr. Cohen is a healthcare analyst in the U.S. Equity Group and has been with JPMIM since July 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USEQ-LS-PM-314